Redeemable Preferred Stock and Stockholders Deficit (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 10, 2020	Jun. 11, 2019	Apr. 09, 2019	Jul. 27, 2020	Sep. 17, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common Stock issued upon exercise of warrants							105,038,690
Common stock shares issued upon conversion of preferred stock and accrued dividend							931,278,827
Preferred stock, par value							$ 0.001
Preferred stock shares authorized							10,000,000
Proceeds from issuance of stock							$ 202,973	$ 135,000
Common Stock, Shares Issued During Period, Value								135,000
Stock based compensation expense							$ 277,543	$ 0
CEO and VP [Member]
Common Stock, shares issued							26,828,800
Accrued expenses							$ 67,072
Debt conversion, converted instrument, shares issued							26,828,800
Debentures [Member]
Common stock shares issued in connection with convertible debt/equity								100,000
Common stock value issued in connection with convertible debt/equity								$ 5,000
Shares issued upon conversion of debentures								300,000
Debt conversion, debentures converted, principal and related fees								$ 7,165
Series A Preferred Stock [Member]
Preferred stock shares authorized							1,250,000
Common stock shares issued in connection with convertible debt/equity								2,977,226
Common stock value issued in connection with convertible debt/equity								$ 80,122
Common Shares [Member]
Proceeds from issuance of stock							$ 202,973	135,000
Common Stock, Shares Issued During Period, Value							$ 44,803,645	$ 4,000,000
Common stock issued for services								150,000
Common stock issued for services, value								$ 6,000
Series A Convertible Preferred Stock [Member] | Holder [Member]
Common stock shares issued upon conversion of preferred stock and accrued dividend							272,256,929	2,977,226
Preferred stock shares converted							308,000	42,000
Loss on extinguishment								$ 23,000
Changes in derivative liability							$ 340,234
Deemed dividend							202,021
Reduction of debt discount							253,896
Series B Super Voting Preferred Stock [Member]
Preferred stock shares authorized	1,000,000
Voting right	stock has voting rights equal to 500 shares of common stock
Stock based compensation expense						$ 277,543
Repurchase share price	$ 0.001
Equity Purchase Agreement [Member]
Common Stock, Shares Issued During Period, Value							$ 51,723
Common Stock, Shares Issued During Period, Shares							18,053,645
Common stock issued as a commitment fee							8,000,000
Agreement description				Per the terms of the agreement, the investor will purchase up to $2,500,000 of the Company’s common stock at a 20% discount to the market price or the valuation price (as defined). The Company has the right, but not the obligation, to direct the investor to purchase put shares of not less than $5,000 and not more than $175,000 or 200% of the average daily trading value
Rights and Privileges of the Series A Preferred Stock [Member]
Voting right							Stock holders have no voting rights
Dividend, percentage							8.00%
Stock conversion, description							At any time after 6 months following the Issuance Date
Series A Preferred Stock Purchase Agreements [Member] | Investor [Member]
Proceeds from issuance of stock		$ 50,000	$ 75,000		$ 50,000		$ 303,070
Common Stock, Shares Issued During Period, Value		58,300	86,000		58,300		333,850
Deemed dividend							203,000
Reduction of debt discount							256,526
Derivative liabilities							$ 519,427
Legal cost		$ 3,000	$ 3,000		$ 3,000